SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Issuance of shares		3,480,000
Proceeds from issuance of shares	$ 2,404,000	$ 626,000	$ 637,070
Vendor [member]
IfrsStatementLineItems [Line Items]
Issuance of shares			125,081
Proceeds from issuance of shares			$ 11,167
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Issuance of shares		3,480,000
Value for bonus shares		$ 52,200
Outstanding debt [member]
IfrsStatementLineItems [Line Items]
Issuance of shares		5,477,965
Value for bonus shares		$ 136,949
Share price		$ 0.025
HealthTab [member]
IfrsStatementLineItems [Line Items]
Issuance of shares		2,000,000	1,111,110
Value for acquisition		$ 100,000	$ 100,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issuance of common shares against subscriptions	$ 10,000
Issuance of shares	275,000
Proceeds from issuance of shares	$ 38,500